UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
			     WASHINGTON, D.C. 20549
				  FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: December 31, 2002
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID 83702
     13F File Number: 28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,		Place,			and Date of Signing:
Roderick MacKinnon	Boise, Idaho		January 30, 2003

Report Type (Check only one.):      [X]   13F HOLDING REPORT
				    [ ]   13F NOTICE
				    [ ]   13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    78
Form 13F Information Table Value Total:    $310,988
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2704 67592.00 SH       SOLE                 67592.00
Acxiom Corp                    COM              005125109     2082 135350.00SH       SOLE                135350.00
Affiliated Computer Services I COM              008190100    16593 315150.00SH       SOLE                315150.00
AmSouth Bancorporation         COM              032165102     2014 104900.00SH       SOLE                104900.00
Apogent Technologies, Inc      COM              03760A101     1379 66300.00 SH       SOLE                 66300.00
AptarGroup Inc                 COM              038336103    10106 323500.00SH       SOLE                323500.00
Arrow Electronics, Inc         COM              042735100     1363 106600.00SH       SOLE                106600.00
BISYS Group Inc                COM              055472104     5165 324850.00SH       SOLE                324850.00
BJ's Wholesale Club, Inc       COM              15548J106     2453 134050.00SH       SOLE                134050.00
Baldor Electric                COM              057741100     5307 268715.00SH       SOLE                268715.00
Bank of America Corp           COM              060505104      215  3085.00 SH       SOLE                  3085.00
Beckman Coulter Inc            COM              075811109     4325 146500.00SH       SOLE                146500.00
Biomet, Inc                    COM              090613100     7362 256873.00SH       SOLE                256873.00
C R Bard                       COM              067383109     5841 100700.00SH       SOLE                100700.00
C.H. Robinson Worldwide Inc.   COM              12541w100      343 11000.00 SH       SOLE                 11000.00
CDW Computer Centers Inc.      COM              125129106      671 15300.00 SH       SOLE                 15300.00
Certegy                        COM              156880106     4430 180437.00SH       SOLE                180437.00
Charles River Laboratories     COM              159864107      977 25400.00 SH       SOLE                 25400.00
Charter One Financial          COM              160903100     3835 133501.00SH       SOLE                133501.00
Chevron Texaco Corp            COM              166764100      790 11878.00 SH       SOLE                 11878.00
Cintas Corp                    COM              172908105     5288 115575.00SH       SOLE                115575.00
Compass Bancshares Inc         COM              20449H109     5608 179350.00SH       SOLE                179350.00
Conmed Corp                    COM              207410101     2533 129300.00SH       SOLE                129300.00
Costco Wholesale Corp          COM              22160K105      536 19097.00 SH       SOLE                 19097.00
Danaher Corp                   COM              235851102    17718 269677.00SH       SOLE                269677.00
Donaldson Co                   COM              257651109    12341 342800.00SH       SOLE                342800.00
Edwards Lifesciences           COM              28176E108     1991 78160.00 SH       SOLE                 78160.00
Electronic Data Systems Corp   COM              285661104      479 25980.00 SH       SOLE                 25980.00
Entercom Communications Corp   COM              293639100     1422 30300.00 SH       SOLE                 30300.00
Equifax Inc                    COM              294429105     6166 266475.00SH       SOLE                266475.00
Expeditors International       COM              302130109     1159 35500.00 SH       SOLE                 35500.00
Exxon Mobil Corp               COM              30231G102     1260 36063.78 SH       SOLE                 36063.78
Family Dollar Stores           COM              307000109     4641 148700.00SH       SOLE                148700.00
Fastenal Co.                   COM              311900104     1122 30000.00 SH       SOLE                 30000.00
Fifth Third Bancorp            COM              316773100     2297 39223.00 SH       SOLE                 39223.00
First Data Corp                COM              319963104    18910 534034.00SH       SOLE                534034.00
Fiserv, Inc                    COM              337738108    17007 500940.00SH       SOLE                500940.00
G&K Services, Inc              COM              361268105     1274 36000.00 SH       SOLE                 36000.00
General Electric Co            COM              369604103      315 12948.00 SH       SOLE                 12948.00
Genzyme Corp                   COM              372917104     2444 82650.00 SH       SOLE                 82650.00
Health Management Associates I COM              421933102     2250 125700.00SH       SOLE                125700.00
Idex Corp                      COM              45167R104     7801 238570.00SH       SOLE                238570.00
Intel Corp                     COM              458140100      177 11352.00 SH       SOLE                 11352.00
International Business Machine COM              459200101      978 12618.00 SH       SOLE                 12618.00
Johnson & Johnson              COM              478160104      213  3958.00 SH       SOLE                  3958.00
Jones Apparel Group Inc        COM              480074103     3727 105150.00SH       SOLE                105150.00
Keane Inc                      COM              486665102     1475 164080.00SH       SOLE                164080.00
Kroger Co                      COM              501044101      504 32650.00 SH       SOLE                 32650.00
Littelfuse Inc                 COM              537008104      843 50000.00 SH       SOLE                 50000.00
Medimmune Inc                  COM              584699102      679 25000.00 SH       SOLE                 25000.00
Merck & Co                     COM              589331107     1576 27842.00 SH       SOLE                 27842.00
National City Corp             COM              635405103     7973 291850.00SH       SOLE                291850.00
National Commerce Financial Co COM              63545P104      584 24500.00 SH       SOLE                 24500.00
North Fork Bancorp             COM              659424105    14950 443092.00SH       SOLE                443092.00
Pactiv Corp                    COM              695257105     3471 158800.00SH       SOLE                158800.00
Patterson Dental Company       COM              703412106     4700 107450.00SH       SOLE                107450.00
Pfizer Inc                     COM              717081103     1963 64220.00 SH       SOLE                 64220.00
Pinnacle West Capital Corp     COM              723484101     2161 63400.00 SH       SOLE                 63400.00
Quest Diagnostics Inc          COM              74834L100     6485 113975.00SH       SOLE                113975.00
Robert Half International Inc  COM              770323103     2686 166700.00SH       SOLE                166700.00
Royal Dutch Petroleum Co       COM              780257804      204  4640.00 SH       SOLE                  4640.00
Sealed Air Corp                COM              81211K100     2038 54650.00 SH       SOLE                 54650.00
Teleflex Inc                   COM              879369106    12474 290836.00SH       SOLE                290836.00
U.S. Bancorp                   COM              902973304    12626 595009.00SH       SOLE                595009.00
Universal Health Services      COM              913903100     9340 207100.00SH       SOLE                207100.00
Viacom Inc Cl B                COM              925524308     1090 26744.00 SH       SOLE                 26744.00
Viad Corp                      COM              92552R109     2320 103800.00SH       SOLE                103800.00
Washington Mutual Inc          COM              939322103      321  9295.78 SH       SOLE                  9295.78
Waters Corp                    COM              941848103     2852 130950.00SH       SOLE                130950.00
Wells Fargo & Company          COM              949746101      296  6326.00 SH       SOLE                  6326.00
Westamerica Bancorp            COM              957090103     2270 56500.00 SH       SOLE                 56500.00
Whole Foods Market Inc         COM              966837106     5275 100045.00SH       SOLE                100045.00
Wyeth                          COM              983024100      482 12900.00 SH       SOLE                 12900.00
Zimmer Holdings Inc            COM              98956P102     3136 75540.00 SH       SOLE                 75540.00
Zions Bancorporation           COM              989701107     7848 199450.00SH       SOLE                199450.00
Franklin Templeton, Oregon Tax COM              354723785      223 19095.8970SH      SOLE               19095.8970
Lord Abbett Affiliated Fund Cl COM              544001100      321 30472.4260SH      SOLE               30472.4260
MFS Charter Income Trust       COM              552727109      208 25000.0000SH      SOLE               25000.0000